Securities Act File No. 33-5270

Investment Company Act File No. 811-4653

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 36	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 35	[X]

(Check appropriate box or boxes)

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

1101 Vermont Avenue, N.W.

Washington, D.C. 20005

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 842-5665

Jeffrey L. Steele	Copies to:
Washington Management Corporation	Robert W. Helm, Esq.
1101 Vermont Avenue, N.W.	Dechert LLP
Washington, D.C. 20005	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, D.C. 20006
(Counsel for the Registrant)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 1, 2011 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

...

The Tax-Exempt Fund of Maryland®

The Tax-Exempt Fund of Virginia®

The American Funds Tax-Exempt Series I (the “Trust”) is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the “Maryland Fund”) and The Tax-Exempt Fund of Virginia (the “Virginia Fund”). Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

Fund	Class A	Class B	Class C	Class F-1	Class F-2
The Tax-Exempt Fund of Maryland	TMMDX	TEMBX	TEMCX	TMDFX	TMMFX
The Tax-Exempt Fund of Virginia	TFVAX	TEVBX	TEVCX	TEVFX	TEFFX

Prospectus October 1, 2011	Table of contents

Summaries:
The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia
Investment objectives, strategies and risks
Management and organization
Shareholder information
Purchase, exchange and sale of shares
How to sell shares
Distributions and taxes
Choosing a share class
Sales charges
Sales charge reductions and waivers
Rollovers from retirement plans to IRAs
Plans of distribution
Other compensation to dealers
Fund expenses
Financial highlights

1 8 15 19 21 22 26 30 31 32 34 38 39 40 41 42

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Tax-Exempt Fund of Maryland
Investment objectives
The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and Maryland state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 34 of the prospectus and on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses	0.07	0.07	0.12	0.17	0.12
Total annual fund operating expenses	0.67	1.42	1.47	0.77	0.47

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$441	$581	$734	$1,178
B	645	849	976	1,497
C	250	465	803	1,757
F-1	79	246	428	954
F-2	48	151	263	591
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$145	$449	$776	$1,497
C	150	465	803	1,757

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of Maryland and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside Maryland. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and Maryland income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of Maryland.

The fund will invest primarily in investment-grade debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined to be of equivalent quality. The fund may also invest in lower quality, lower rated debt securities rated BB+ or below and Ba1 or below or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds issued in the state of Maryland — Because the fund invests in securities of issuers in the state of Maryland, the fund is more susceptible to factors adversely affecting issuers of the state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Maryland is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The Lipper Maryland Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	8/14/1986	–1.49%	1.98%	3.47%	5.07%
− After taxes on distributions		–1.49	1.98	3.47	N/A
− After taxes on distributions and sale of fund shares		0.25	2.23	3.54	N/A

Share class (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.35%	1.66%	3.25%	3.65%
C	4/12/2001	0.57	1.96	N/A	2.94
F-1	6/15/2001	2.25	2.67	N/A	3.58
F-2	8/01/2008	2.56	N/A	N/A	4.08

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Maryland Municipal Index (reflects no deductions for sales charges, account fees, expenses or taxes)	2.55%	4.45%	4.79%	N/A
Lipper Maryland Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	1.76	3.00	3.90	5.29%
Class A annualized 30-day yield at July 31, 2011: 2.72% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Brenda S. Ellerin	18 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Edward B. Nahmias	8 years	Senior Vice President – Fixed Income, Capital Research Company

Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Maryland income tax will also be exempt from Maryland state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from Maryland income tax, such dividends will be subject to Maryland state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

The Tax-Exempt Fund of Virginia
Investment objectives
The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and Virginia state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 34 of the prospectus and on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	A	B	C	F-1 and F-2
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%*	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and/or service (12b-1) fees	0.25	1.00	1.00	0.25	none
Other expenses	0.05	0.06	0.10	0.16	0.14
Total annual fund operating expenses	0.65	1.41	1.45	0.76	0.49

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$439	$575	$724	$1,155
B	644	846	971	1,483
C	248	459	792	1,735
F-1	78	243	422	942
F-2	50	157	274	616
For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$144	$446	$771	$1,483
C	148	459	792	1,735

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies
The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the Commonwealth of Virginia and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside Virginia. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and Virginia income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax. The fund is intended primarily for taxable residents of Virginia.

The fund will invest primarily in investment-grade debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined to be of equivalent quality. The fund may also invest in lower quality, lower rated debt securities rated BB+ or below and Ba1 or below or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The investment adviser uses a system of multiple portfolio counselors in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds issued in the state of Virginia — Because the fund invests in securities of issuers in the state of Virginia, the fund is more susceptible to factors adversely affecting issuers of the state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Virginia is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of market results. This information provides some indication of the risks of investing in the fund. The Lipper Virginia Municipal Debt Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective. Past results (before and after taxes) are not predictive of future results. Updated information on the fund’s results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	8/14/1986	–1.89%	2.38%	3.47%	5.25%
− After taxes on distributions		–1.89	2.38	3.46	N/A
− After taxes on distributions and sale of fund shares		–0.01	2.56	3.51	N/A

Share class (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.76%	2.05%	3.25%	3.80%
C	4/18/2001	0.13	2.35	N/A	2.99
F-1	4/04/2001	1.81	3.08	N/A	3.57
F-2	8/01/2008	2.08	N/A	N/A	4.23

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Barclays Capital Virginia Municipal Index (reflects no deductions for sales charges, account fees, expenses or taxes)	2.24%	4.38%	4.82%	N/A
Lipper Virginia Municipal Debt Funds Average (reflects no deductions for sales charges, account fees or taxes)	0.71	2.89	3.87	5.45%
Class A annualized 30-day yield at July 31, 2011: 2.68% (For current yield information, please call American FundsLine® at 800/325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management
Investment adviser Capital Research and Management Company

Portfolio counselors The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor/ Fund title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Brenda S. Ellerin	18 years	Senior Vice President – Fixed Income, Capital Research and Management Company
Edward B. Nahmias	8 years	Senior Vice President – Fixed Income, Capital Research Company

Purchase and sale of fund shares
The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at 800/421-0180; faxing American Funds Service Company at 888/421-4351; or accessing our website at americanfunds.com.

Tax information
Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Virginia income tax will also be exempt from Virginia state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from Virginia income tax, such dividends will be subject to Virginia state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary’s website for more information.

Investment objectives, strategies and risks
The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state’s (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by either Maryland or Virginia and its agencies and municipalities. Consistent with the fund’s objective, the fund may also invest in municipal securities that are issued by other jurisdictions. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and Maryland/Virginia income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

Because the fund invests in securities of issuers in the state of Maryland or Virginia, the fund is more susceptible to factors adversely affecting issuers of such state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted. More detailed information about the fund’s risks is contained in the statement of additional information.

The fund will invest primarily in investment-grade debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined to be of equivalent quality. The fund may also invest in lower quality, lower rated debt securities rated BB+ or below and Ba1 or below or unrated but determined to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The prices of, and the income generated by, most bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

A bond’s effective maturity is the market’s trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond’s effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio’s dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above.

The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such instruments. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. Barclays Capital Maryland Municipal Index is a market-value-weighted index that includes only investment grade tax-exempt bonds that are issued from Maryland. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Maryland Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in Maryland. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

Barclays Capital Virginia Municipal Index is a market-value-weighted index that includes only investment grade tax-exempt bonds that are issued from Virginia. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Lipper Virginia Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in Virginia. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Management and organization
Business manager Washington Management Corporation, has since the fund’s inception provided the services necessary to carry on the fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund’s contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” As described more fully in the fund’s statement of additional information, the management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. A discussion regarding the basis for the approval of the fund’s Investment Advisory Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended July 31, 2011.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders approved this arrangement at a meeting of the fund’s shareholders on November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Multiple Portfolio Counselor SystemSM Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio counselors.

Portfolio counselor	Investment experience	Experience in this fund	Role in management of the fund
Brenda S. Ellerin	Investment professional for 22 years in total; 20 years with Capital Research and Management Company or affiliate	18 years	Serves as a fixed-income portfolio counselor
Edward B. Nahmias	Investment professional for 22 years in total; 15 years with Capital Research and Management Company or affiliate	8 years	Serves as a fixed-income portfolio counselor

Information regarding the portfolio counselors’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

Shareholder information
Shareholder services American Funds Service Company®,  the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company.

Purchase, exchange and sale of shares
The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts. Each fund is intended primarily for taxable residents of its respective state and may not be appropriate for residents of other states and tax-exempt entities.

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person's identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares for individual-type accounts, including IRAs, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided that such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. The fund will not calculate net asset values on days that the New York Stock Exchange is closed for trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making “fair value” determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Purchase of Class F shares Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisers and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class B shares Class B shares may not be purchased or acquired, except by exchange from Class B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B shares will instead be invested in Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares for Class B shares of other American Funds offering Class B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial adviser (certain charges may apply)

• Shares held for you in your dealer’s name must be sold through the dealer.

• Generally, Class F shares must be sold through intermediaries such as dealers or financial advisers.

Writing to American Funds Service Company

• Requests must be signed by the registered shareholder(s).

• A signature guarantee is required if the redemption is:

— more than $75,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

• American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

• Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

•	Checks must be made payable to the registered shareholder.

•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier’s checks) for the shares purchased have cleared (normally 10 business days).

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as purchases and redemptions of shares having a value of less than $5,000; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series®; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system; purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy, all transactions in fund shares remain subject to the right of the fund and American Funds Distributors to restrict potentially abusive trading generally (including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy). See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Distributions and taxes
Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month.

Capital gains, if any, are usually distributed in November. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Moreover, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from state (Maryland or Virginia) income tax will also be exempt from such respective state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from Maryland or Virginia income tax, such dividends will be subject to such respective state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax adviser for more information.

Choosing a share class
The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. However, tax-exempt funds should generally not serve as investments for tax-deferred retirement plans and accounts. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of a fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;

•	how much you intend to invest;

•	total expenses associated with owning shares of each class;

•
whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

•	whether you plan to take any distributions in the near future; and

•	availability of share classes:

—
Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

—
Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisers and to other intermediaries approved by the fund’s distributor.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

Sales charges
Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charge The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;

•
investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and

•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell

American Funds, and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

Class F shares Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers
To receive a reduction in your Class A initial sales charge, you must let your financial adviser or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or American Funds Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial adviser.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•
trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

•	solely controlled business accounts; and

•	single-participant retirement plans.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

Right of reinvestment If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

•	tax-free returns of excess contributions to IRAs;

•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

•
the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):

—
redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Rollovers from retirement plans to IRAs
The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

•	rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

—	the assets being rolled over were invested in American Funds at the time of distribution; and

—	the rolled over assets are contributed to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution
The fund has plans of distribution, or “12b–1 plans,” for certain share classes under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class B shares, up to 1.00% for Class C shares, and up to .50% for Class F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case will exceed the sum of (a) .10% of the previous year’s American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2010, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial adviser and review carefully any disclosure by your financial adviser’s firm as to compensation received.

Fund expenses
In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses table for each fund include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services.

The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

Financial highlights
The Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company and Washington Management Corporation. For more information about these waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

The Maryland Fund

		Income (loss) from investment operations1
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2011	$15.74	$.55	$(.16)	$ .39	$(.55)	$15.58	2.54%	$271.67%		.67%	3.55%
Year ended 7/31/2010	14.95	.55	.79	1.34	(.55)	15.74	9.07	313.67		.67	3.56
Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	14.95	2.62	281.70		.68	4.00
Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	15.16	.09	267.69		.65	3.97
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	15.76	3.26	233.70		.66	3.91
Class B:
Year ended 7/31/2011	15.74	.43	(.16)	.27	(.43)	15.58	1.79	4	1.42	1.42	2.80
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.27	7	1.42	1.42	2.82
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	14.95	1.87	10	1.45	1.43	3.26
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	15.76	2.50	16	1.45	1.42	3.17

		Income (loss) from investment operations1
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class C:
Year ended 7/31/2011	$15.74	$.42	$(.16)	$ .26	$(.42)	$15.58	1.74%	$37	1.47%	1.47%	2.75%
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.23	42	1.47	1.47	2.76
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	14.95	1.83	32	1.49	1.47	3.20
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	15.76	2.44	28	1.51	1.47	3.10
Class F-1:
Year ended 7/31/2011	15.74	.53	(.16)	.37	(.53)	15.58	2.43	16.77		.77	3.44
Year ended 7/31/2010	14.95	.53	.79	1.32	(.53)	15.74	8.97	21.76		.76	3.47
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	14.95	2.52	21.80		.78	3.89
Year ended 7/31/2008	15.76	.60	(.60)	—4	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	15.76	3.17	14.78		.74	3.82
Class F-2:
Year ended 7/31/2011	15.74	.58	(.16)	.42	(.58)	15.58	2.74	12.47		.47	3.74
Year ended 7/31/2010	14.95	.58	.79	1.37	(.58)	15.74	9.27	13.48		.48	3.74
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	14.95	2.80	8.49		.49	4.03

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all classes of shares	9%	7%	14%	5%	9%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company and Washington Management Corporation. During some of the years shown, Capital Research and Management Company and Washington Management Corporation reduced fees for investment advisory services and business management services.

4	Amount less than $.01.

The Virginia Fund

		Income from investment operations1
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class A:
Year ended 7/31/2011	$16.65	$.58	$(.18)	$.40	$(.58)	$16.47	2.47%	$343.65%		.65%	3.53%
Year ended 7/31/2010	15.90	.58	.75	1.33	(.58)	16.65	8.52	391.66		.66	3.59
Year ended 7/31/2009	15.90	.59	—4.59		(.59)	15.90	3.88	347.68		.66	3.81
Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	15.90	1.36	296.68		.64	3.84
Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	16.30	3.51	264.69		.65	3.77
Class B:
Year ended 7/31/2011	16.65	.46	(.18)	.28	(.46)	16.47	1.71	4	1.41	1.41	2.77
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.72	7	1.41	1.41	2.84
Year ended 7/31/2009	15.90	.48	—4.48		(.48)	15.90	3.12	9	1.43	1.41	3.08
Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	16.30	2.75	12	1.45	1.41	3.02
Class C:
Year ended 7/31/2011	16.65	.45	(.18)	.27	(.45)	16.47	1.66	38	1.45	1.45	2.74
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.67	39	1.46	1.46	2.78
Year ended 7/31/2009	15.90	.47	—4.47		(.47)	15.90	3.07	31	1.47	1.46	3.00
Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	16.30	2.69	17	1.50	1.46	2.96

		Income from investment operations1
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return2,3	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers3	Ratio of net income to average net assets3
Class F-1:
Year ended 7/31/2011	$16.65	$.56	$(.18)	$ .38	$(.56)	$16.47	2.36%	$28.76%		.76%	3.42%
Year ended 7/31/2010	15.90	.57	.75	1.32	(.57)	16.65	8.42	32.75		.75	3.50
Year ended 7/31/2009	15.90	.58	—4.58		(.58)	15.90	3.80	29.76		.74	3.72
Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	16.30	3.43	17.77		.73	3.69
Class F-2:
Year ended 7/31/2011	16.65	.60	(.18)	.42	(.60)	16.47	2.64	17.49		.49	3.69
Year ended 7/31/2010	15.90	.61	.75	1.36	(.61)	16.65	8.69	14.50		.50	3.74
Year ended 7/31/2009	15.90	.62	—4.62		(.62)	15.90	4.05	11.51		.51	3.86

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all classes of shares	10%	12%	10%	8%	11%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3
This column reflects the impact, if any, of certain waivers from Capital Research and Management Company and Washington Management Corporation. During some of the years shown, Capital Research and Management Company and Washington Management Corporation reduced fees for investment advisory services and business management services.

4	Amount less than $.01.

For shareholder services	American Funds Service Company 800/421-0180
For retirement plan services	Call your employer or plan administrator
For 24-hour information	American FundsLine 800/325-3590 americanfunds.com

Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies and the independent registered public accounting firm’s report (in the annual report).

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s business manager, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C. (202/551-8090), on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the secretary of the fund at 1101 Vermont Avenue, NW, Washington, D.C. 20005-3521.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling 202/371-8300.

MFGEPR-970-1011P Litho in USA CGD/RRD/8019	Investment Company File No. 811-04653
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

The American Funds Tax-Exempt Series I
(The Tax-Exempt Fund of Maryland)
(The Tax-Exempt Fund of Virginia)

Part B

Statement of Additional Information

October 1, 2011

The American Funds Tax-Exempt Series I (the “trust”) currently consists of two series, The Tax-Exempt Fund of Maryland (the “Maryland Fund”) and The Tax-Exempt Fund of Virginia (the “Virginia Fund”). This document is not a prospectus but should be read in conjunction with the current prospectus of the Maryland Fund and the Virginia Fund dated October 1, 2011. Except where the context indicates otherwise, all references herein to the “fund” apply to each of these two funds. You may obtain a prospectus from your financial adviser or by writing to the trust at the following address:

The American Funds Tax-Exempt Series I
(The Tax-Exempt Fund of Maryland)
(The Tax-Exempt Fund of Virginia)
Attention: Secretary
1101 Vermont Avenue, NW
Washington, D.C. 20005
202/842-5665

	Class A	Class B	Class C	Class F-1	Class F-2
Tax-Exempt Fund of Maryland	TMMDX	TEMBX	TEMCX	TMDFX	TMMFX
Tax-Exempt Fund of Virginia	TFVAX	TEVBX	TEFCX	TEVFX	TEFFX

 Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

•	The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

•	The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

•
The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser (or unrated but determined by the fund’s investment adviser to be of equivalent quality). The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

*     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

 Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes.In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds.

Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal lease obligations — The fund may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.

Municipal inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. When assigning a credit rating to an insured municipal bond the investment adviser considers the higher of the credit rating of the insurer, based on the insurer's claims-paying ability, and the credit rating of the issuer (or the equivalent as determined by the investment adviser if the issuer is not rated by the rating agencies). Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. If the credit rating of the insurer were reduced, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value.

Securities subject to alternative minimum tax — The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

U.S. Commonwealth obligations — The fund may invest in obligations of the Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any Commonwealth may, in turn, affect negatively the value of the fund’s holdings in such obligations.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded bonds — From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase U.S. government securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.

Cash and cash equivalents — The funds may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Variable and floating rate obligations — The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly, keeping in mind the fund's objectives.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the trust’s board of trustees.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the trust’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Concentration of investments — The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type that may pay interest on their obligations with revenue from similar projects. This may make a fund more susceptible to economic, political, or regulatory occurrences that affect such issuers, obligation types and projects, such as changes in healthcare regulations, environmental considerations, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers of municipal obligations held by a fund increases, the potential for fluctuations in the fund’s share price also may increase.

The fund may invest more than 25% of its assets in industrial development bonds. In addition to the risks set forth in the paragraph above, the prices of industrial development bonds could be negatively influenced by movements in similar sectors of both the corporate bond market and the municipal bond market.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes and Maryland or Virginia income taxes, there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Risk factors relating to Maryland and Virginia debt obligations — Because each fund invests primarily in the securities issued by a single state, its agencies and municipalities, each fund is more susceptible to developments adversely affecting issuers of that state’s securities than a comparable municipal bond fund that does not concentrate its investments in a single state.

The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to debt obligations issued in Maryland or Virginia. Certain information is drawn from official statements relating to securities offerings of the State of Maryland and the Commonwealth of Virginia and various local agencies in Maryland and Virginia, available as of the date of this statement of additional information and is subject to change. The funds assume no obligation to independently verify or update this information.

Many factors, including both state and national economic, political, regulatory, social and environmental policies and conditions which are not within the control of the issuers of the State and/or Commonwealth related bonds, could have an adverse impact on the financial condition of the State and/or Commonwealth, their various agencies and political subdivisions, as well as other municipal issuers in Maryland and Virginia. Maryland and Virginia’s respective economies and general financial condition affect the ability of the State and/or Commonwealth and local governments to raise revenues to make timely payments on their obligations. A variety of events, such as tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to Maryland and Virginia’s municipal issuers and natural disasters may have an adverse impact on each fund. Such events can negatively impact the State and/or the Commonwealth’s credit rating, make it more expensive for the State and/or Commonwealth to borrow money, and impact issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by a fund, and a fund’s net asset value, will experience greater volatility.

In addition, the State of Maryland and Commonwealth of Virginia represent a large portion of the municipal bond market in Maryland and Virginia, respectively. Therefore, fiscal and economic challenges facing these entities may have an adverse impact on the overall Maryland and Virginia municipal bond markets, respectively.

Factors affecting Maryland debt obligations — The State of Maryland has a population of approximately 5.8 million, with employment based largely in the government, education and health, services and retail trade sectors. Those sectors, along with finance, insurance and real estate, are the largest contributors to the gross state product. Population is concentrated around the Baltimore and Washington, D.C. areas, and proximity to Washington, D.C. influences the above average percentage of employees in government. Manufacturing, on the other hand, is a much smaller proportion of employment than for the nation as a whole.

Maryland’s general obligation bonds, which are backed by the full faith and credit of the State of Maryland, are used to fund state, county and local government projects, such as roads, schools and water treatment facilities. Due to Maryland’s financial strength, its general obligation bonds have maintained the highest credit rating by Moody’s Investors Services, Inc. (Aaa), Standard & Poor’s (AAA) and Fitch Ratings, Inc. (AAA). Maryland is one of only a handful of states in the nation to hold a Triple-A credit rating from all three major credit rating agencies. Maryland’s credit rating is currently under review by the rating agencies, with consideration being given to how the State would fare if federal funding cuts were to occur. There can be no assurance that Maryland’s credit rating will be maintained in the future.  Maryland’s credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of instruments held by the fund.

Factors affecting Virginia debt obligations— The Commonwealth of Virginia has a population of slightly more than 8 million, with population concentrated around the Northern Virginia area outside of Washington, D.C., followed by the Virginia Beach-Norfolk-Newport News area and the Richmond area. The Commonwealth’s economy is broadly based, with a concentration in governmental and service jobs, followed by wholesale and retail trade, manufacturing and finance, insurance and real estate. Virginia has significant concentrations of high-technology employers, predominantly in Northern Virginia. With Northern Virginia considered a part of the Washington, D.C. metropolitan area, and Hampton Roads, which has the nation’s largest concentration of military installations, the federal government has a strong economic impact on the Commonwealth.

Virginia’s state government is consistently ranked as a top performer in managing its finances and has a track record of being fiscally responsible. Its general obligation bonds, which are backed by the full faith and credit of the Commonwealth of Virginia, are used to fund state, county and local government projects, such as schools, state park and recreational facilities and roads. Due to Virginia’s financial strength, its general obligation bonds have maintained the highest credit rating, Aaa, AAA and AAA, by Moody’s Investors Services, Inc., Standard & Poor’s and Fitch Ratings, Inc., respectively. Virginia is one of only a handful of states in the nation to hold a Triple-A credit rating from all three major credit rating agencies. Virginia’s credit rating is currently under review by the rating agencies, with consideration being given to the impact that federal funding cuts would have on the Commonwealth. There can be no assurance that Virginia’s credit rating will be maintained in the future.  Virginia’s credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of instruments held by the fund.

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the "Code") imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

While the fund’s portfolio counselors try to reduce risks by investing in a diversified portfolio of securities, including State and Commonwealth related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the State, Commonwealth or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

*     *     *     *     *     *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended July 31, 2011 and 2010 were 9% and 7%, respectively, for the Maryland Fund and 10% and 12%, respectively, for the Virginia Fund. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

 Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.Borrow money;

b.Issue senior securities;

c.Underwrite the securities of other issuers;

d.Purchase or sell real estate or commodities;

e.Make loans; or

f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2.The fund may not invest in companies for the purpose of exercising control or management.

3.The fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental policies — The following policy may be changed by the board of trustees without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33⅓% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1d, the fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities. Further, the fund does not consider currency contracts or hybrid instruments to be commodities.

For purposes of fundamental policy 1e, the fund may not lend more than 33⅓% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest 25% or more of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 3, the fund will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from federal income tax. Additionally, the fund may only invest up to 20% of its assets in securities that are subject to the alternative minimum tax.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

 Management of the trust

Board of trustees and officers

“Independent” trustees1

The trust’s governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the trust’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The trust seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the trust’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the trust’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the U.S. Securities and Exchange Commission, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the trust’s registration statement.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Nariman Farvardin, 55 Trustee (2010)	President, Stevens Institute of Technology; former Senior Vice President for Academic Affairs & Provost, University of Maryland; former Dean, The A. James Clark School of Engineering, University of Maryland	3	JPMorgan Value Opportunities Fund, Inc.

• Senior management experience educational institution

• Corporate board experience

• Professor, electrical and computer engineering

• Service on advisory boards and councils for educational, nonprofit and governmental organizations

• M.S. and Ph.D., Electrical Engineering

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
Barbara Hackman Franklin, 71 Trustee (2007)	President and CEO, Barbara Franklin Enterprises (international business and corporate governance consulting)	3	Aetna, Inc.; The Dow Chemical Company; JPMorgan Value Opportunities Fund, Inc.; former Director of GenVec, Inc. (until 2007); MedImmune Inc. (until 2007)

• Former U.S. Secretary of Commerce

• Former Commissioner, U.S. Consumer Product Safety Commission

• Former White House staff member

• Corporate board experience

• Service on advisory councils and commissions for industry, accounting, international and governmental organizations

• Chairman, National Association of Corporate Directors

• Business consulting

• M.B.A.

R. Clark Hooper, 65 Trustee (2005)	Private investor; former President, Dumbarton Group LLC (securities industry consulting)	48	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.	• Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) • Service on trustee boards for charitable, educational and nonprofit organizations

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
James C. Miller III, 69 Trustee (2000)	Senior Advisor, Husch Blackwell LLP; former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting)	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund, Inc.

• Former Chairman, U.S. Federal Trade Commission

• Former Director, U.S. Office of Management and Budget

• Former Chairman, U.S. Postal Service

• Corporate board experience

• Service as Chief Executive Officer

• Economic consulting

• B.B.A. and Ph.D., Economics

William J. Shaw, 65 Trustee (2011)	Former Vice Chairman; former President and COO, Marriott International, Inc.	3	Former Director of Marriott International, Inc. (until 2011)

• Corporate board experience

• Service as Chief Operating Officer

• Service as Chief Financial Officer

• Certified Public Accountant

• Service on advisory and trustee boards for charitable, educational and nonprofit organizations

• M.B.A.

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
J. Knox Singleton, 63 Chairman of the Trust (Independent and Non-Executive) (2004)	President and CEO, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund, Inc.	• Corporate board experience • Service as Chief Executive Officer • Service on boards of community and nonprofit organizations • M.S., Health Administration

“Interested” trustees5,6

Interested trustees are officers and directors of Washington Management Corporation, the fund’s business manager. The business manager monitors various service providers of the fund, which permits the interested trustees to make a significant contribution to the trust’s board.

Name, age and position with fund (year first elected2 as a trustee)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the trust	Number of portfolios3 overseen by trustee	Other directorships4 held by trustee during the past five years	Other relevant experience
James H. Lemon, Jr., 75 Vice Chairman of the Trust (1986)	Chairman of the Board and CEO, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund, Inc.	• Corporate board experience • Chief Executive Officer experience • Securities industry experience • Service on boards and committees of professional, charitable and nonprofit organizations
Jeffrey L. Steele, 66 President of the Trust (2002)	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund, Inc.	• Corporate board experience • Legal and regulatory experience • Service on boards and committees of professional, charitable and nonprofit organizations • J.D.

Other officers6

Name, age and position with fund (year first elected2 as an officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the trust
Michael W. Stockton, 44 Senior Vice President, Assistant Secretary and Treasurer (1996)	Director, Executive Vice President, Secretary and Treasurer, Washington Management Corporation
Stephanie L. Pfromer, 43 Secretary (2007)	Vice President and General Counsel, Washington Management Corporation; former Vice President and Senior Counsel, The BISYS Group, Inc. (now Citigroup, Inc.)
Jennifer L. Butler, 45 Assistant Secretary (2005)	Vice President and Assistant Secretary, Washington Management Corporation
J. Lanier Frank, 50 Assistant Vice President (1998)	Assistant Vice President, Washington Management Corporation
Francis Bell VI, 27 Assistant Treasurer (2011)	Assistant Treasurer, Washington Management Corporation; former Senior Associate, U.S. Global Investment and Institutional Client Services, T. Rowe Price Group, Inc.
John R. Cheshire, 34 Assistant Treasurer (2011)	Assistant Vice President and Assistant Treasurer, Washington Management Corporation; former Supervisor of Fund Accounting and Pricing, ICMA Retirement Corporation
1The term “independent” trustee refers to a trustee who is not an “interested person” of the trust within the meaning of the 1940 Act.

2Includes service as a trustee or officer of the trust’s predecessor, The American Funds Tax-Exempt Series I, a Massachusetts business trust. Trustees and officers of the trust serve until their resignation, removal or retirement.

3Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company. Unless otherwise noted, all directorships are current.

5“Interested persons” of the trust within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s business manager, Washington Management Corporation.

6All of the trustees and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as business manager.

The address for all trustees and officers of the trust is 1101 Vermont Avenue, NW, Washington, D.C. 20005, Attention: Secretary.

  Fund shares owned by trustees as of December 31, 2010:

Name	Dollar range1 of fund shares owned2		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee	Dollar range1 of independent trustees deferred compensation2 allocated to fund		Aggregate dollar range1 of independent trustees deferred compensation2 allocated to all funds within American Funds family overseen by trustee
“Independent” trustees	Maryland Fund	Virginia Fund		Maryland Fund	Virginia Fund
Nariman Farvardin	None3	None3	$10,001 – $50,000	None3	None3	Over $100,000
Barbara Hackman Franklin	None3	None3	Over $100,000	None3	None3	None
R. Clark Hooper	None3	None3	Over $100,000	None3	None3	Over $100,000
James C. Miller III	$10,001 – $50,000	$10,001 – $50,000	Over $100,000	None3	None	None
William J. Shaw4	None	None3	Over $100,000	None	None3	None
J. Knox Singleton	None3	None	Over $100,000	None3	$10,001 – $50,000	Over $100,000

Name	Dollar range1 of fund shares owned		Aggregate dollar range1 of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees5	Maryland Fund	Virginia Fund
James H. Lemon, Jr.	None3	Over $100,000	Over $100,000
Jeffrey L. Steele	Over $100,000	None3	Over $100,000

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000.

2Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

3Funds are designed primarily for taxable residents in the states of Maryland and Virginia. Because the trustee does not reside in the state of Maryland and/or Virginia, investment in the fund may not be appropriate for their personal portfolio.

4William J. Shaw was elected to the board effective June 30, 2011.

5“Interested persons” of the trust within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s business manager, Washington Management Corporation.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the business manager or its affiliates. Each fund pays annual fees of $1,500 to trustees who are not affiliated with the business manager, $338 for each board of trustees meeting attended, and $338 for each meeting attended as a member of a committee of the board of trustees. The audit committee chairs receive an annual fee of $ 1,000 from each fund and standing sub-committee chairs receive an annual fee of $750 from each fund. An independent chairman of the board (an "independent chair") also receives an additional fee of $33,000, which is paid by the trust or shared based on the relative board meeting fee if the independent chairman serves in such capacity for multiple funds.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

Trustee compensation earned during the fiscal year ended July 31, 2011:

“Independent” trustee	Aggregate compensation (including voluntarily deferred compensation1) from the trust	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates2
Nariman Farvardin3	$ 7,448	$135,850
Barbara H. Franklin	7,448	138,898
R. Clark Hooper	12,050	388,661
James C. Miller III	11,836	156,400
William J. Shaw4	None	139,400
J. Knox Singleton3	13,898	175,650

1Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the trust in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2011 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.

2Funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series®, which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series®, which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

3Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the trust (plus earnings thereon) through the 2011 fiscal year for participating trustees is as follows: Nariman Farvardin ($11,543) and J. Knox Singleton ($76,546). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the trust until paid to the trustees.

4William J. Shaw was elected to the board effective June 30, 2011.

As of September 1, 2011, the officers and trustees of the trust and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the trust.

Trust organization and the board of trustees — The trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986 and was reorganized as a Delaware statutory trust on October 1, 2010. All trust operations are supervised by the trust’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the trust as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the trust.

The fund has several different classes of shares.

Each "series" of shares represents interests in a separate portfolio and has its own investment objectives and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of trustees, and on other matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required.

With respect to a particular series, shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The trust does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The trust’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees provide in effect that, subject to certain conditions, the trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the trust. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the trust will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent fund counsel.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, business manager, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the trust’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the trust’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees

The trust has an audit committee composed of three trustees who are not considered "interested persons" of the trust within the meaning of the 1940 Act (“independent trustees”): R. Clark Hooper, James C. Miller III (Chair) and William J. Shaw. The function of the committee is the oversight of the trust’s accounting and financial reporting policies. The committee acts as a liaison between the trust’s independent registered public accounting firm and the full board of trustees.

The trust has a governance committee composed of J. Knox Singleton (Chair) and all other independent trustees. The committee’s functions include, through a contracts sub-committee, reviewing all contracts and agreements with the trust, as required by the 1940 Act and the rules thereunder. The governance committee reports its recommendations to the full board of trustees. In addition, the governance committee periodically reviews such issues as the board’s composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The governance committee also evaluates, selects and nominates candidates for independent trustees to the full board of trustees. While the governance committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the governance committee of the trust, c/o the trust’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the governance committee.

There were five board of trustees meetings and seven committee meetings (six audit and one governance) during the fiscal year ended July 31, 2011. All trustees attended at least 80% of all board meetings and meetings of the committees of which they are members.

Proxy voting procedures — The trust’s board of trustees will oversee the voting of any proxies for securities held by the trust in order to ensure that the voting of such proxies is conducted in accordance with the established procedures and policies. The board of trustees authorizes the chief executive officer ("CEO") or the CEO’s designee (the "voting officer") to vote on any matter arising as a result of the trust’s portfolio holdings. The voting officer is directed to vote on each matter in the best interests of the fund holding the portfolio security and its shareholders. The voting officer may consult with others, as appropriate, in deciding how to vote and should resolve any conflict of interest involved in voting by consulting with the chairman of the trust’s governance committee. The business manager is responsible for administering the voting of proxies, related record keeping and reporting of votes. Since the trust will normally hold only municipal securities, it is highly unlikely the trust will be required to vote on any issue.

Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year, (a) without charge, upon request by calling American Funds Service Company at 800/ 421-0180, (b) on the American Funds website at americanfunds.com or (c) on the SEC's website at sec.gov.

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2011. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

The Tax-Exempt Fund of Maryland

Name and address	Ownership	Ownership percentage
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C Class F-1	18.35% 7.08 6.18 6.74
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	11.96 15.22 15.37 14.41 6.57
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class A Class B Class C Class F-2	9.40 15.95 24.97 12.40
National Financial Services, LLC Omnibus Account New York, NY	Record	Class A Class C Class F-1 Class F-2	8.67 8.74 27.60 9.39
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B	7.38 8.05
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class B Class F-1	6.10 7.96
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class B	5.44
Citigroup Global Markets, Inc. Omnibus Account New York, NY	Record	Class C Class F-1	6.56 13.90

Name and address	Ownership	Ownership percentage
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1	16.12
Capital Group Private Client Services Account #1 Irvine, CA	Record	Class F-2	22.01
Capital Group Private Client Services Account #2 Irvine, CA	Record	Class F-2	19.53
Capital Group Private Client Services Account #3 Irvine, CA	Record	Class F-2	18.68

The Tax-Exempt Fund of Virginia

Name and address	Ownership	Ownership percentage
First Clearing, LLC Custody Account St. Louis, MO	Record	Class A Class B Class C Class F-1	16.27% 22.89 20.00 7.86
Edward D. Jones & Co. Omnibus Account Maryland Heights, MO	Record	Class A Class B	11.24 5.01
Pershing, LLC Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	10.50 17.66 15.30 36.76 23.59
National Financial Services, LLC Omnibus Account New York, NY	Record	Class A Class B Class F-1 Class F-2	6.75 7.68 27.02 21.68
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class A Class B Class C Class F-2	6.34 5.13 15.34 13.98
Citigroup Global Markets, Inc. Omnibus Account New York, NY	Record	Class C	5.18
LPL Financial Omnibus Account San Diego, CA	Record	Class F-1 Class F-2	6.57 8.28
Capital Group Private Client Services Account Irvine, CA	Record	Class F-2	19.57

Unless otherwise noted, references in this statement of additional information to Class F shares refer to both Class F-1 and F-2 share classes.

Business manager — Since its inception, the trust has operated under a Business Management Agreement with Washington Management Corporation. The business manager maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

The business manager provides services necessary to carry on the trust’s general administrative and corporate affairs, and is responsible for monitoring the various services and operations of the trust. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund’s contractual service providers, including custodian operations, shareholder services and fund share distribution functions, and includes the provision of all executive personnel, clerical staff, office space and equipment and certain accounting and record keeping facilities. The business manager provides similar services to other mutual funds. The Business Management Agreement provides that the business manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Business Management Agreement.

The fund pays all expenses not specifically assumed by the business manager, including but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholder meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund’s plans of distribution; fees and expense reimbursements paid to trustees; association dues; and costs of stationery and forms prepared exclusively for the  trust.

The business manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund’s net assets, 0.09% of the fund’s net assets in excess of $60 million plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). The current Business Management Agreement, unless sooner terminated, will continue in effect until July 31, 2012 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Business Management Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Business Management Agreement provides that the business manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful malfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Business Management Agreement.

The business manager makes payments to the investment adviser for performing various accounting services for the fund and Washington Mutual Investors Fund. The amount paid to the investment adviser may be found in the most recent shareholder report. The business manager also makes payments to support compensation paid to dealers (for additional information, see "Other compensation to dealers" below). The amount of these payments to support dealer compensation were approximately $2 million for the year ended December 31, 2010.

The business manager has established a charitable foundation, Washington Management Corporation Foundation, which makes contributions to charities organized under Section

501(c)(3) or 509(a)(2) of the Internal Revenue Code. Employees of the business manager and its affiliates, as well as trustees and officers of the trust, may participate in a gift matching program sponsored by the foundation.

For the fiscal years ended July 31, 2011, 2010, and 2009, the business manager was entitled to receive from the Maryland Fund fees of $565,000, $584,000 and $531,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $509,000 (a reduction of $22,000) for the fiscal year ended July 31, 2009.

For the fiscal years ended July 31, 2011, 2010, and 2009, the business manager was entitled to receive from the Virginia Fund fees of $692,000, $701,000 and $597,000, respectively. After giving effect to the business manager fee waiver described below, the fund paid the business manager $573,000 (a reduction of $24,000) for the fiscal year ended July 31, 2009.

For the period from September 1, 2004 until March 31, 2005, the business manager agreed to waive 5% of the fees that it was otherwise entitled to receive under the Business Management Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the fees that the business manager was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine, CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and manages fixed-income assets through its Fixed Income division. Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. The investment adviser’s investment analysts do not currently manage a research portfolio in the fund.

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio counselors are measured against the following benchmarks: Lipper Maryland Municipal Debt Funds Average and Barclays Capital Maryland Municipal Index (The Tax-Exempt Fund of Maryland) and Lipper Virginia Municipal Debt Funds Average and Barclays Capital Virginia Municipal Index (The Tax-Exempt Fund of Virginia). From time to time, Capital Research and Management Company may adjust these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio counselor fund holdings and other managed accounts — As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of July 31, 2011:

Portfolio counselor	Dollar range of fund shares owned1	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)2		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)3	Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)4
Brenda S. Ellerin	None5	4	$11.8	None	None
Edward B. Nahmias	None5	1	$1.4	None	None

1Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.

3Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.

4Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

5Funds are designed primarily for taxable residents in the states of Maryland or Virginia. Because the portfolio counselors do not reside in either state, investment in the fund may not be appropriate for their personal portfolio.

Investment Advisory Agreement — The Investment Advisory Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until July 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

The investment adviser manages the investment portfolio of the fund subject to the policies established by the board of trustees and places orders for the fund’s portfolio securities transactions. As compensation for its services, the investment adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund’s net assets plus 0.120% of the fund’s net assets in excess of $60 million plus 1.65% of gross investment income.

For the fiscal years ended July 31, 2011, 2010 and 2009, the investment adviser was entitled to receive from the Maryland Fund management fees of $721,000, $746,000 and $677,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $648,000 (a reduction of $29,000) for the fiscal year ended July 31, 2009.

For the fiscal years ended July 31, 2011, 2010 and 2009, the investment adviser was entitled to receive from the Virginia Fund management fees of $885,000, $896,000 and $761,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $731,000 (a reduction of $30,000) for the fiscal year ended July 31, 2009.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January 1, 2009.

Administrative Services Agreement — The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund’s Class C and F shares will continue in effect until July 31, 2012, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund’s Class C and F shares. The investment adviser may contract with third parties, including American Funds Service Company®,  the fund’s Transfer Agent, and American Funds Distributors®,  Inc. to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund’s applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2011 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

		Administrative services fee
Maryland Fund	Class C	$31,000
	Class F-1	26,000
	Class F-2	10,000
Virginia Fund	Class C	$30,000
	Class F-1	40,000
	Class F-2	16,000

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251 and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•
For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

•
For Class B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

•	For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B shares prior to April 21, 2009. The funds also reimburse the Principal Underwriter for service fees paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisers, in connection with investments in Class F-1 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class A	2011	Maryland Fund Virginia Fund	$ 72,000 121,000	Maryland Fund Virginia Fund	$280,000 471,000
	2010	Maryland Fund Virginia Fund	114,000 177,000	Maryland Fund Virginia Fund	435,000 679,000
	2009	Maryland Fund Virginia Fund	95,000 151,000	Maryland Fund Virginia Fund	364,000 580,000
Class B	2011	Maryland Fund Virginia Fund	— —	Maryland Fund Virginia Fund	— —
	2010	Maryland Fund Virginia Fund	195 1,000	Maryland Fund Virginia Fund	— —
	2009	Maryland Fund Virginia Fund	2,000 2,000	Maryland Fund Virginia Fund	13,000 17,000
Class C	2011	Maryland Fund Virginia Fund	37,000 9,000	Maryland Fund Virginia Fund	46,000 83,000
	2010	Maryland Fund Virginia Fund	— 22,000	Maryland Fund Virginia Fund	116,000 105,000
	2009	Maryland Fund Virginia Fund	14,000 —	Maryland Fund Virginia Fund	67,000 100,000

Plans of distribution — The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the trust’s board of trustees has approved the category of expenses for which payment is being made.

The Plan is specific to a particular share class. As the fund has not adopted a Plan for Class F-2, no 12b-1 fees are paid from Class F-2 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to 0.25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales Charges" section of this statement of additional information document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of July 31, 2011, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $138,000, or 0.04% of Class A net assets for the Maryland Fund, and $211,000, or 0.06% of Class A net assets for the Virginia Fund.

Class B — The Plan for Class B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Class C — The Plan for Class C shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses.

Class F-1 — The Plan for Class F-1 shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses. The fund may annually expend up to 0.50% for Class F-1 shares under the applicable Plan with the approval of the board of trustees.

During the 2011 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

	12b-1 expenses		12b-1 unpaid liability outstanding
Class A	Maryland Fund Virginia Fund	$727,000 916,000	Maryland Fund Virginia Fund	$71,000 95,000
Class B	Maryland Fund Virginia Fund	51,000 52,000	Maryland Fund Virginia Fund	3,000 4,000
Class C	Maryland Fund Virginia Fund	396,000 388,000	Maryland Fund Virginia Fund	44,000 48,000
Class F-1	Maryland Fund Virginia Fund	46,000 73,000	Maryland Fund Virginia Fund	7,000 9,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisers to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial adviser. If you need a financial adviser, please call American Funds Distributors at (800) 421-4120 for assistance.

Johnston, Lemon & Co. Incorporated ("Johnston, Lemon") a wholly-owned subsidiary of the business manager’s parent company, The Johnston-Lemon Group, Incorporated ("JLG"), received commissions and payments from the plans of distribution of the funds of $21,000, $32,000 and $25,000 on its retail sales of the Maryland Fund and $27,000, $28,000 and $19,000 on its retail sales of the Virginia Fund, respectively, for the fiscal years ended July 31, 2011, 2010 and 2009.

All officers of the trust and two of its interested trustees are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plans. One interested trustee is a registered representative with Johnston, Lemon and, as such, to the extent he has sold shares of the fund, receives a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.

Other compensation to dealers — As of July 2011, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC
Cadaret, Grant & Co., Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
Multi-Financial Securities Corporation
Primevest Financial Services, Inc.
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Genworth Financial Securities Corporation
H. Beck, Inc.
Hefren-Tillotson, Inc.
HTK / Janney Montgomery Group
Hornor, Townsend & Kent, Inc.
Janney Montgomery Scott LLC
ING Group
ING Financial Advisers, LLC
ING Financial Partners, Inc.
Transamerica Financial Advisors, Inc.
J. J. B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
Chase Investment Services Corp.
J.P. Morgan Securities Inc.
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial Corporation
Uvest Investment Services
Merrill Lynch Banc of America
Banc of America Securities LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Metlife Enterprises
Metlife Securities Inc.
New England Securities
Tower Square Securities, Inc.
Walnut Street Securities, Inc.
MML Investors Services, Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley Smith Barney LLC
National Planning Holdings Inc.
Invest Financial Corporation
Investment Centers of America, Inc.
National Planning Corporation
SII Investments, Inc.
NFP Securities, Inc.

Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PFS Investments Inc.
PNC Network
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC Capital Markets Corporation
Robert W. Baird & Co. Incorporated
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Wells Fargo Network
First Clearing LLC
H.D. Vest Investment Securities, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Investment Services Group
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors Private Client Group
Wells Fargo Investments, LLC

 Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended July 31, 2011, 2010 and 2009.

During fiscal years 2011, 2010 and 2009 Johnston, Lemon & Co. Incorporated (“Johnston, Lemon”), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent company of Washington Management Corporation), received no commissions for executing portfolio transactions for the fund. Johnston, Lemon will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund’s business manager, custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

 Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund’s share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund will not calculate net asset values on days the New York Stock Exchange is closed for trading.

All portfolio securities of funds advised by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. New York time (or relevant local time for securities trading outside U.S. time zones) from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

 Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences applicable to tax-exempt funds — Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax based on opinions issued by bond counsel. However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion. If interest on a municipal security is not free from regular federal income tax, then the interest on that security would become taxable. If this were to happen, dividends derived from this interest may be taxable to shareholders.

By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

 Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial adviser — Deliver or mail a check to your financial adviser.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds
12711 North Meridian Street
Carmel, IN 46032-9181

American Funds
5300 Robin Hood Rd.
Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank
ABA Routing No. 121000248
Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:
American Funds Service Company
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

Other purchase information — The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

•	Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and

•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Dividends — Generally, dividends begin accruing on the day payment for shares is received by the fund(s) or American Funds Service Company.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the trust reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company of your request. Notwithstanding the previous sentence, you can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at 800/421-0180 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

 Sales charges

Class A purchases

Purchases by certain 403(b) plans

Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)
current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;
(3)
currently registered investment advisers (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)
wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

 Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class A shares at the sales charge determined by that particular Statement until the plans’ values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund’s rights of accumulation policy.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•
individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);

•
trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

•	endowments or foundations established and controlled by you or your immediate family; or

•
CollegeAmerica® accounts invested in American Funds other than the fund, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

•
for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

•
for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C shares if such combined holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•
Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•
Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

 Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

 Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — You may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2)if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — For all share classes, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under “General information — fund numbers”), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The trust’s declaration of trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the trust may from time to time adopt.

While payment of redemptions normally will be in cash, the trust’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the trust’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

 General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian.

Transfer Agent — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service Company was paid a fee of $81,000 and $1,000 for Class A and B shares, respectively, of the Maryland Fund and $97,000 and $1,000 for Class A and B shares, respectively, of the Virginia Fund for the 2011 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and Management Company and from the relevant share class as described under “Administrative services agreement.”

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006, serves as counsel to the trust and independent legal counsel to the independent trustees in their capacities as such. A determination with respect to the independence of their independent legal counsel will be made at least annually by the independent trustees of the trust, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semiannually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling 800/421-0180 or by sending an e-mail request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The trust, Washington Management Corporation and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Legal proceedings — Class action lawsuits have been filed against the investment adviser and affiliated entities in the U.S. District Court, Central District of California. The investment adviser believes that these suits are without merit and will defend itself vigorously.

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2011

	The Tax-Exempt Fund of Maryland	The Tax-Exempt Fund of Virginia
Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.58	$16.47
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$16.19	$17.11

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

Fund numbers — Here are the fund numbers for use with our automated phone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	02	202	302	402	602
American Balanced Fund®	11	211	311	411	611
American Funds Global Balanced Fund SM	37	237	337	437	637
American Mutual Fund®	03	203	303	403	603
Capital Income Builder®	12	212	312	412	612
Capital World Growth and Income Fund SM	33	233	333	433	633
EuroPacific Growth Fund®	16	216	316	416	616
Fundamental InvestorsSM	10	210	310	410	610
The Growth Fund of America®	05	205	305	405	605
The Income Fund of America®	06	206	306	406	606
International Growth and Income FundSM	34	234	334	434	634
The Investment Company of America®	04	204	304	404	604
The New Economy Fund®	14	214	314	414	614
New Perspective Fund®	07	207	307	407	607
New World Fund®	36	236	336	436	636
SMALLCAP World Fund®	35	235	335	435	635
Washington Mutual Investors FundSM	01	201	301	401	601
Bond funds
American Funds Mortgage FundSM	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund SM	39	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New YorkSM	041	241	341	441	641
American High-Income Municipal Bond Fund®	40	240	340	440	640
American High-Income TrustSM	21	221	321	421	621
The Bond Fund of AmericaSM	08	208	308	408	608
Capital World Bond Fund®	31	231	331	431	631
Intermediate Bond Fund of America®	23	223	323	423	623
Limited Term Tax-Exempt Bond Fund of AmericaSM	43	243	343	443	643
Short-Term Bond Fund of AmericaSM	48	248	348	448	648
The Tax-Exempt Bond Fund of America®	19	219	319	419	619
The Tax-Exempt Fund of California®*	20	220	320	420	620
The Tax-Exempt Fund of Maryland®*	24	224	324	424	624
The Tax-Exempt Fund of Virginia®*	25	225	325	425	625
U.S. Government Securities FundSM	22	222	322	422	622
Money market funds
American Funds Money Market Fund®	059	259	359	459	659
___________

*Qualified for sale only in certain jurisdictions.

 Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and Standard & Poor’s.

Description of bond ratings

Moody’s
Municipal long-term rating definitions

Aaa
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa
Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A
Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa
Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B
Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s

Long-term issue credit ratings

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.

C

A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Fitch Ratings, Inc.

Long-term Credit Ratings

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB

Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative.

•
For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

•	For issuers and performing obligations, default of some kind appears probable.

•	For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

•	For issuers and performing obligations, default is imminent.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•
the distressed exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation to avoid an imminent or inevitable default.

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, or categories below ‘B’.

Description of note ratings

Moody’s
Municipal short-term debt ratings

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor’s
Short-term issue credit ratings

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

Description of commercial paper ratings

Moody's
Commercial paper ratings (highest three ratings)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Standard & Poor’s
Commercial paper ratings (highest three ratings)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Tax-Exempt Fund of Maryland
Investment portfolio, July 31, 2011

	Principal
	amount	Value
Bonds & notes - 94.85%	(000)	(000)
MARYLAND - 87.19%
STATE ISSUERS - 47.39%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,007
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	1,300	1,239
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2001-H, AMT, 5.20% 2022	900	901
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	1,760	1,867
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,012
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,005	1,056
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,041
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2013	1,500	1,624
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,000	2,124
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014 (preref. 2012)	1,755	1,833
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	995
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,985
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,047
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,002
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,026
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,016
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	978
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,370
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,299
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,096
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series A, 5.00% 2021	2,000	2,353
G.O. Bonds, State and Local Facs., Second Series B, 5.00% 2020	3,000	3,549
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,779
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,336
Health and Higher Educational Facs. Auth., FHA insured Mortgage Rev. Ref. Bonds, Western Maryland Health System Issue, Series 2006-A, National insured, 5.00% 2024	1,935	1,990
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,000	737
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	824
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,129
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2010, 5.00% 2040	1,000	979
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, Assured Guaranty Municipal insured, 5.125% 2028	1,000	1,000
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	947
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,410
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.125% 2030	1,750	1,837
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	866
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,084
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	485	505
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,049
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2010, 5.00% 2040	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,378
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,759
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,126
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	937
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,943
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	734
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,110
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	468
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,477
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,069
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,047
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,651
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,821
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,570
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	745	797
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,205
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,076
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	848
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,220
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,342
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,054
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	3,889
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,944
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,312
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,568
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	964
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	325	331
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,008
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020	935	991
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,419
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,737
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,614
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,104
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,808
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,188
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,061
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,851
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,809
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,182
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,375
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,781
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,507
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,166
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,155
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2009-D, 4.00% 2020	2,000	2,198
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2010-C, 4.00% 2021	1,855	2,051
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	2,000	2,246
University System, Revolving Loan Program Rev. Ref. Bonds, Series 2003-A, 1.50% 2023 (put 2013)	1,000	1,020
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	1,000	1,034
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,847
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,424
		161,208

CITY & COUNTY ISSUERS - 39.80%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John's College Fac.), Series 2007-B, 5.00% 2032	2,000	1,919
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,932	1,694
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,277	1,925
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,841
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	1,250	1,491
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	565
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,644
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,324
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,496
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,164
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	240	244
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	1,000	1,051
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,689
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,187
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	672
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,088
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,669
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,818
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,001
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	987
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	916
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,667
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,459
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	1,030	1,193
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,621
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,264
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,077
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,616
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,065	1,113
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,055	1,156
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, RADIAN insured, 5.50% 2019	1,265	1,192
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,230
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,028
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026	1,000	1,104
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2027	1,250	1,372
Frederick County, Educational Facs. Rev. Ref. Bonds (Mount Saint Mary's University), Series 2007, 4.50% 2025	1,000	866
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021	2,005	2,294
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	1,000	1,111
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,227
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,581
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	2,000	2,026
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	2,917
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	936
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,937
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,809
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,115
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,376
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,294
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,634
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2005-C, 5.00% 2031	2,000	2,043
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,902
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	721
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,258
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	645	676
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,004
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,016
Montgomery County, G.O. Bonds, Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,205
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,612
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,203
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,268
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,590
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,619
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,083
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,805	1,805
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	763
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,570	1,615
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,061
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	105	106
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,019
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2003-A, 5.00% 2019 (preref. 2013)	1,000	1,101
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	2,000	2,260
Prince George's County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,133
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,921
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,114
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	758
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,649
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,462
Prince George's County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	968
Prince George's County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,634	3,122
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	1,075
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,604
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,868
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,157
		135,361

DISTRICT OF COLUMBIA - 1.28%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,193
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,158
		4,351

GUAM - 1.11%
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	514
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,545
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	776
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	937
		3,772

PUERTO RICO - 4.24%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.685% 2029 (1)	1,500	1,034
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds, (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	506
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	2,000	2,092
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	58
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,142
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	619
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,253
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	239
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	2,504
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,000	1,967
		14,414

VIRGIN ISLANDS - 1.03%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,003
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	552
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	1,967
		3,522

Total bonds & notes (cost: $318,741,000)		322,628

	Principal
	amount	Value
Short-term securities - 4.56%	(000)	(000)

Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-A, 0.23% 2038 (1)	2,000	2,000
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.24% 2043 (1)	2,520	2,520
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), 0.21% 2041 (1)	1,000	1,000
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.18% 2026 (1)	10,000	10,000
Total short-term securities (cost: $15,520,000)		15,520

Total investment securities (cost: $334,261,000)		338,148
Other assets less liabilities		1,986

Net assets		$340,134

(1) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the Fund's principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings(F1):	Percent of net assets	Maturity diversification (F2):	Percent of net assets

Aaa/AAA	29.7%	Under a year	12.6%
Aa/AA	26.2	1 to 5 years	18.8
A/A	17.7	5+ to 10 years	44.3
Baa/BBB or less	11.5	10+ to 20 years	12.2
Unrated	9.8	20+ to 30 years	12.1
Short-term securities and other	5.1	Average life 8.7 years

(F1) Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the Fund's investment policies. Securities in the "unrated" category above have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the Fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(F2) Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes -- 94.85%
Principal amount (000)		Value (000)	Percent of net assets
Maryland -- 87.19%
State issuers -- 47.39%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2001-H, AMT, 5.20% 2022	$ 900	$ 901
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	1,760	1,867
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,012
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,005	1,056	1.42%
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,041
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2013	1,500	1,624
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,000	2,124	1.41
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	995
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,985	1.17
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,047
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,002
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,026
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,016
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	978
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,370	3.07
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,299
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,096
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series A, 5.00% 2021	2,000	2,353
G.O. Bonds, State and Local Facs., Second Series B, 5.00% 2020	3,000	3,549
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,779
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,336	3.94

Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2010, 5.00% 2040	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,378
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,007	1.29
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,759
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,126	1.45
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	937
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,943
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,021
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	734
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,110
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	468	2.41
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,477
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,069
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,007
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,047
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,651
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,821	3.26
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,570
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	745	797	1.28
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,205.65
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,076
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	848
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,220	1.51
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,342
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,054
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	3,889	1.85
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,944
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,001
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,312	1.25
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,419
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,737
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,614
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,104
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,808
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,188	3.78
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,851
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,809
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,182	2.60
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,375
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,781
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,507
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,166
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,155	3.23

University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2009-D, 4.00% 2020	2,000	2,198
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2010-C, 4.00% 2021	1,855	2,051
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	2,000	2,246
University System, Revolving Loan Program Rev. Ref. Bonds, Series 2003-A, 1.50% 2023 (put 2013)	1,000	1,020	2.21
Other securities		32,667	9.61
		161,208	47.39

City & county issuers -- 39.80%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,932	1,694
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,277	1,925	1.06
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,841
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	1,250	1,491
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	565
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,644
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,324
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,496	2.46
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,164.64
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,689
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,187	1.43
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,669
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,818	1.32
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,667
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,459	1.21
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,621
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,264
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,077	1.75
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,616
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,065	1,113
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,055	1,156	1.14
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,230.95
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021	2,005	2,294
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	1,000	1,111
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,227	1.36
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,581
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	2,000	2,026
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	2,917	1.92
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	936
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,937
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,809	1.67
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,376.99
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,294.97
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,634
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2005-C, 5.00% 2031	2,000	2,043
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,902
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	721
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,258	2.52
Montgomery County, G.O. Bonds, Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,205
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,612	1.42

Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,268
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,590
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,619	1.90
Prince George's County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	2,000	2,260.66
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,921
Prince George's County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,114	1.48
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	758
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,649
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,462	1.14
Prince George's County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,634	3,122.92
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,604
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,868	1.32
Other securities		32,533	9.57
		135,361	39.80

District of Columbia -- 1.28%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,193
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,158	1.28
		4,351	1.28

Puerto Rico -- 4.24%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,142.92
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	619
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,253
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	239
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	2,504
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,000	1,967	2.23
Other securities		3,690	1.09
		14,414	4.24

Virgin Islands -- 1.03%
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,003
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	552
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	1,967	1.03
		3,522	1.03

Other U.S. territories -- 1.11%
Other securities		3,772	1.11

Total bonds & notes (cost: $318,741,000)		322,628	94.85

Short-term securities -- 4.56%
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.24% 2043 (F1)	2,520	2,520.74
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), 0.21% 2041 (F1)	1,000	1,000.29
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.18% 2026 (F1)	10,000	10,000	2.94
Other securities		2,000.59

Total short-term securities (cost: $15,520,000)		15,520	4.56

Total investment securities (cost: $334,261,000)		338,148	99.41
Other assets less liabilities		1,986.59

Net assets		$340,134	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(F1)Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT =Alternative Minimum Tax	Econ. =Economic	G.O. =General Obligation
Auth. =Authority	Fac. =Facility	Preref. =Prerefunded
Dept. =Department	Facs. =Facilities	Ref. =Refunding
Dev. =Development	Fin. =Finance	Rev. =Revenue
Dist. =District	Fncg. =Financing

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at July 31, 2011
(dollars in thousands)
Assets:
Investment securities, at value (cost: $334,261)		$338,148
Cash		151
Receivables for:
Sales of Fund's shares	$ 139
Interest	3,238	3,377
		341,676
Liabilities:
Payables for:
Repurchases of Fund's shares	1,100
Dividends on Fund's shares	155
Management services	101
Services provided by related parties	144
Trustees' deferred compensation	42
Other	--*	1,542
Net assets at July 31, 2011		$340,134

Net assets consist of:
Capital paid in on shares of beneficial interest		$341,500
Undistributed net investment income		255
Accumulated net realized loss		(5,508)
Net unrealized appreciation		3,887
Net assets at July 31, 2011		$340,134

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -- unlimited shares authorized (21,827 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$271,107	17,397	$15.58
Class B	3,391	218	15.58
Class C	37,015	2,375	15.58
Class F-1	16,375	1,051	15.58
Class F-2	12,246	786	15.58

* Amount less than one thousand.
See Notes to Financial Statements

Statement of operations for the year ended July 31, 2011
(dollars in thousands)
Investment income:
Income:
Interest		$15,451
Fees and expenses(F1):
Investment advisory services	$ 721
Business management services	565
Distribution services	1,220
Transfer agent services	82
Administrative services	67
Reports to shareholders	24
Registration statement and prospectus	15
Trustees' compensation	33
Auditing and legal	49
Custodian	1
State and local taxes	--(F2)
Other	14	2,791
Net investment income		12,660

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(137)
Net unrealized depreciation on investments		(5,260)
Net realized loss and unrealized depreciation on investments		(5,397)
Net increase in net assets resulting from operations		$ 7,263

(F1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(F2) Amount less than one thousand.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2011	2010
Operations:
Net investment income	$ 12,660	$ 13,114
Net realized (loss) gain on investments	(137)	315
Net unrealized (depreciation) appreciation on investments	(5,260)	18,844
Net increase in net assets resulting from operations	7,263	32,273

Dividends paid or accrued to shareholders from net investment income	(12,610)	(13,064)

Net capital share transactions	(50,302)	24,562

Total (decrease) increase in net assets	(55,649)	43,771

Net assets:
Beginning of year	395,783	352,012
End of year (including undistributed net investment income: $255 and $231, respectively)	$340,134	$395,783

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Investment portfolio, July 31, 2011

	Principal
	amount	Value
Bonds & notes - 95.99%	(000)	(000)
VIRGINIA - 84.11%
STATE ISSUERS - 29.88%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$2,000	$2,362
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,536
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,178
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	811
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,147
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,700
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,048
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,379
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,182
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	2,500	2,958
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,008
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,249
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,272
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,314
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,297
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,087
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,928
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	828
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,265
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,004
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,040
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,864
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020	1,000	1,059
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,320
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	964
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,015
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,126
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,017
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,257
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,197
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,060
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,194
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	957
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,174
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,293
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,275
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,222
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,136
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,042
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014 (preref. 2012)	1,000	1,048
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,909
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,724
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,632
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,934
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,639
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,628
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,450	1,647
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	100	101
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016	350	360
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	986
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,424
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,076
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,795	1,942
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,466
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,710
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,095
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,033
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,106
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,133
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	44
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	165	182
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016 (preref. 2012)	650	680
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	1,994
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	320	333
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,331
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,342
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,073
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,587
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,119
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,023
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2023	2,000	2,209
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,183
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,318
		128,433

CITY & COUNTY ISSUERS - 54.23%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,792
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	1,000	880
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,650
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	2,000	2,184
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,063
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	2,111
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, Assured Guaranty Municipal insured, 5.375% 2012	2,785	2,797
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	413
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,405
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	991
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,627
City of Chesapeake, G.O. Water and Sewer Ref. Bonds, Series 2010-D, 5.00% 2025	1,000	1,134
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,192
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,177
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,056
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,506
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,674
Econ. Dev. Auth. of Henrico County, Rev. Ref. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,014
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,164
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,702
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,023
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,881
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,748
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,375
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,675
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,674
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,294
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,073
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,121
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,598
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,002
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,839
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,126
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,541
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,192
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,171
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,214
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,825
Fairfax County, Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,065
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,090
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,506
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,656
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,216
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,031
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,409	1,807
City of Hampton, Convention Center Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.25% 2014 (preref. 2013)	1,000	1,072
City of Hampton, Convention Center Rev. Ref. Bonds, Series 2002, AMBAC insured, 5.25% 2015 (preref. 2013)	1,500	1,608
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,870
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,240
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,093
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,094
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,032
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,188
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	607
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,850
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	605
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	952
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,646
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,159
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,126
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	3,135
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	390	390
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,101
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,036
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	643
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 3.50% 2023 (put 2013)	1,825	1,868
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,285	2,285
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,014
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	560
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,037
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,567
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,550
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,136
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Company Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,079
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,080
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,617
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	439
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,083
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,968
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2029	1,155	1,208
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2010-A, 5.00% 2035	1,750	1,825
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,290	1,196
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,084
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	905	1,097
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,222
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,166
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,302
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	992
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	1,960
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,162
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,218
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,066
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,783
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,011	1,986
Prince William County, Industrial Dev. Auth., Rev. Bonds (George Mason University), 5.125% 2041	3,400	3,361
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,931
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,084
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	538
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,037
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,084
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,877
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC-National insured, 5.25% 2012	1,000	1,043
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,287
Riverside Regional Jail Auth., Jail Fac. Rev. Ref. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,087
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023	1,460	1,603
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032	1,500	1,547
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,594
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2020	1,000	1,115
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,003
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,643
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,437
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,976
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,026
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,494
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017 (preref. 2012)	1,500	1,579
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,322
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,123
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,543
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,590
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,182
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,249
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,300	1,272
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	1,215	1,297
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,350
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,303
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044	1,300	1,330
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,038
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	993
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	922
		233,132

DISTRICT OF COLUMBIA - 6.68%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	685
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044 (1)	2,000	1,216
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,014
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,021
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,193
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,079
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,017
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,101
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,002
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,067
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,897
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,049
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2016	1,995	2,091
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,013
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,080
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	1,000	1,071
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,086
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,038
		28,720

GUAM - 0.66%
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	514
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,545
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	782
		2,841

PUERTO RICO - 3.64%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	2,010
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,114
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.685% 2029 (2)	2,500	1,724
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,243
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds, (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	506
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,088
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,772
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,502
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,233
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,500	2,459
		15,651

VIRGIN ISLANDS - 0.90%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	1,500	1,475
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	500	502
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	552
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	799
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	527
		3,855

Total bonds & notes (cost: $403,517,000)		412,632

	Principal
	amount	Value
Short-term securities - 3.85%	(000)	(000)

Norfolk Redev. and Housing Auth., Demand Rev. Ref. Bonds (Old Dominion University Real Estate Foundation 45th Street Parking Garage, LLC University Village Parking Fac. Project), Series 2008, 0.26% 2031 (2)
	$ 2,700	$ 2,700
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.24% 2026 (2)	5,095	5,095
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.24% 2026 (2)	3,400	3,400
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.26% 2030 (2)	4,265	4,265
Peninsula Ports Auth., Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project), Series 1987-C, 0.30% 2016 (2)	1,100	1,100
Total short-term securities (cost: $16,560,000)		16,560

Total investment securities (cost: $420,077,000)		429,192
Other assets less liabilities		709

Net assets		$429,901

(1) Step bond; coupon rate will increase at a later date.
(2) For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the Fund's principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings(F1):	Percent of net assets	Maturity diversification(F2):	Percent of net assets

Aaa/AAA 28.3%	28.30%	Under a year	11.6%
Aa/AA 40.6	40.6	1 to 5 years	23.1
A/A 14.0	14.0	5+ to 10 years	50.6
Baa/BBB or less 5.8	5.8	10+ to 20 years	8.6
Unrated 7.3	7.3	20+ to 30 years	5.0
Short-term securities and other assets less liabilities 4.0	4.0	30+ years	1.1
		Average life 7.4 years

(F1) Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the Fund's investment policies. Securities in the "unrated" category above have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the Fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

(F2) Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes -- 95.99%
Principal amount (000)		Value (000)	Percent of net assets
Virginia -- 84.11%
State issuers -- 29.98%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$2,000	$ 2,362.55%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,536	1.08
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	811
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,147
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,700	1.08
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	2,500	2,958.69
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,249
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,272	1.05
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,314
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,297
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,087
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,928	2.01
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,040
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,864
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT, Assured Guaranty Municipal insured, 5.25% 2020	1,000	1,059
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,320
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	964
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,015
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,126
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,017	3.58
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,257
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,197
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,060	2.02
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,207
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,194
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	957
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,174
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,293
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,275
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,222
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,136
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,042	3.42
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,909
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,724
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,632
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,934
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,639
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,628	2.90
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,450	1,647
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	100	101
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003-B, AMT, National insured, 5.00% 2016	350	360
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	986
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,424
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,076	1.53
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,795	1,942
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,466
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,710
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,095
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,033
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,133
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,106	2.44
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	320	333
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,331
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,342	1.40
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,073
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,587
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,119	1.34
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,023
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.00% 2023	2,000	2,209
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,183	1.03
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,318.54
Other securities		13,840	3.22
		128,433	29.88

City & county issuers -- 54.23%
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,650
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	2,000	2,184
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,063	1.60
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, Assured Guaranty Municipal insured, 5.375% 2012	2,785	2,797.65
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	413
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,405	1.59
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,506
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,674
Econ. Dev. Auth. of Henrico County, Rev. Ref. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,014	1.67
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,702
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,023	1.57
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,748.64
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,375
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,675	1.18
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,073
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,121
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,598
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,002
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,839
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,126	2.50
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,541.82
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,192
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,171
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,214
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,825	1.26
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,090.72
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,506
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,656
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,216
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,031	1.49
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,159.73
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	3,135.73
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,000	1,037
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,567
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,550
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,136	2.16
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Company Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,079
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,080
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,617	2.27
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	905	1,097
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,222
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,166	1.04
Prince William County, Industrial Dev. Auth., Rev. Bonds (George Mason University), 5.125% 2041	3,400	3,361.78
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	538
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,037
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,084
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	1,877	1.06
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,594
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2020	1,000	1,115
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group), Series 2005-B, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,003	1.10
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,643	1.78
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,437
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,976	1.26
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,494.58
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,322.54
Other securities		105,376	24.51
		233,132	54.23

District of Columbia -- 6.68%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	685
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044 (F1)	2,000	1,216
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,014
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,021	2.08
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,017
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,101
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,002
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,067
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,897
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,049
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, Assured Guaranty Municipal insured, 5.375% 2016	1,995	2,091
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,013
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,080
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	1,000	1,071
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,086
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,038	3.84
Other securities		3,272.76
		28,720	6.68

Puerto Rico -- 3.64%
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,502
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,233
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	2,500	2,459	1.44
Other securities		9,457	2.20
		15,651	3.64

Other U.S. territories -- 1.56%
Other securities		6,696	1.56

Total bonds & notes (cost: $403,517,000)		412,632	95.99

Short-term securities -- 3.85%
Norfolk Redev. and Housing Auth., Demand Rev. Ref. Bonds (Old Dominion University Real Estate Foundation 45th Street Parking Garage, LLC University Village Parking Fac. Project), Series 2008, 0.26% 2031 (F2)	2,700	2,700.63
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.24% 2026 (F2)	5,095	5,095
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.24% 2026 (F2)	3,400	3,400	1.97
Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.26% 2030 (F2)	4,265	4,265.99
Other securities	1,100	1,100.26

Total short-term securities (cost: $16,560,000)		16,560	3.85

Total investment securities (cost: $420,077,000)		429,192	99.84
Other assets less liabilities		709.16

Net assets		$429,901	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(F1) Step bond; coupon rate will increase at a later date.
(F2) Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT =Alternative Minimum Tax	Fac. =Facility	Preref. =Prerefunded
Auth. =Authority	Facs. =Facilities	Redev. =Redevelopment
Dev. =Development	Fncg. =Financing	Ref. =Refunding
Dist. =District	G.O. =General Obligation	Rev. =Revenue
Econ. =Economic

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at July 31, 2011
(dollars in thousands)
Assets:
Investment securities, at value (cost: $420,077)		$429,192
Cash		208
Receivables for:
Sales of investments	$ 936
Sales of Fund's shares	527
Interest	5,047	6,510
		435,910
Liabilities:
Payables for:
Purchases of investments	3,361
Repurchases of Fund's shares	2,133
Dividends on Fund's shares	170
Management services	126
Services provided by related parties	177
Trustees' deferred compensation	42
Other	--*	6,009
Net assets at July 31, 2010		$429,901

Net assets consist of:
Capital paid in on shares of beneficial interest		$420,848
Undistributed net investment income		240
Accumulated net realized loss		(302)
Net unrealized appreciation		9,115
Net assets at July 31, 2011		$429,901

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -- unlimited shares authorized (26,101 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$343,432	20,851	$16.47
Class B	3,659	222	16.47
Class C	38,392	2,331	16.47
Class F-1	27,877	1,693	16.47
Class F-2	16,541	1,004	16.47

* Amount less than one thousand.

See Notes to Financial Statements

Statement of operations for the year ended July 31, 2011
(dollars in thousands)
Investment income:
Income:
Interest		$18,993
Fees and expenses*:
Investment advisory services	$ 885
Business management services	692
Distribution services	1,429
Transfer agent services	98
Administrative services	86
Reports to shareholders	29
Registration statement and prospectus	11
Trustees' compensation	33
Auditing and legal	48
Custodian	2
State and local taxes	2
Other	13	3,328
Net investment income		15,665

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		162
Net unrealized depreciation on investments		(7,536)
Net realized gain and unrealized depreciation on investments		(7,374)
Net increase in net assets resulting from operations		$ 8,291

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2011	2010
Operations:
Net investment income	$ 15,665	$ 16,038
Net realized gain on investments	162	833
Net unrealized (depreciation) appreciation on investments	(7,536)	19,902
Net increase in net assets resulting from operations	8,291	36,773

Dividends paid or accrued to shareholders from net investment income	(15,662)	(15,992)

Net capital share transactions	(45,986)	35,840

Total (decrease) increase in net assets	(53,357)	56,621

Net assets:
Beginning of year	483,258	426,637
End of year (including undistributed net investment income: $240 and $285, respectively)	$429,901	$483,258

See Notes to Financial Statements

Notes to financial statements

1. Organization

The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital. Effective October 1, 2010, the Trust reorganized from a Massachusetts business trust to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

Each Fund has five share classes, some of which are available only to limited categories of investors. The Funds' share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

* Class B shares of the Funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income -- Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -- Dividends paid to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

The Funds' investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The Funds generally determine the net asset values of each of their respective share classes as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs -- The Funds use the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Trust's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security's fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications -- The Funds classify their assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds' determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2011, all of the Funds' investment securities were classified as Level 2.

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Risks of investing in municipal bonds issued in the state of Maryland or Virginia -- Because the Funds invest in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of the state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both states are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

Market conditions -- The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Funds could cause the values of these securities to decline.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration -- Investing significantly in municipal obligations of issuers in the same state or similar project type may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the Funds' share prices may increase.

Management -- The investment adviser to the Funds actively manages the Funds' investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds' share prices to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation -- The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended July 31, 2011, neither Fund had a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, neither Fund incurred any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2011, the Maryland Fund reclassified $25,000 from undistributed net investment income to accumulated net realized loss and $1,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The Virginia Fund reclassified $29,000 from undistributed net investment income to accumulated net realized loss and $19,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 155
Capital loss carryforwards*:
Expiring 2014	$ (49)
Expiring 2016	(43)
Expiring 2017	(1,172)
Expiring 2018	(4,054)
Expiring 2019	(73)	(5,391)
Gross unrealized appreciation on investment securities		12,396
Gross unrealized depreciation on investment securities		(8,329)
Net unrealized appreciation on investment securities		4,067
Cost of investment securities		334,081

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.

Virginia	(dollars in thousands)
Undistributed tax-exempt income	$ 170
Capital loss carryforward expiring 2018*	(302)
Gross unrealized appreciation on investment securities	16,667
Gross unrealized depreciation on investment securities	(7,270)
Net unrealized appreciation on investment securities	9,397
Cost of investment securities	419,795

* Reflects the utilization of capital loss carryforwards of $192,000. The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Maryland			Virginia
	Year ended July 31			Year ended July 31
Share class	2011	2010	Share class	2011	2010
Class A	$10,286	$10,599	Class A	$12,935	$13,205
Class B	142	249	Class B	143	229
Class C	1,088	1,044	Class C	1,064	987
Class F-1	638	745	Class F-1	1,004	1,124
Class F-2	456	427	Class F-2	516	447
Total	$12,610	$13,064	Total	$15,662	$15,992

6. Fees and transactions with related parties

Business management services --- The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Funds' general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds' contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2011, the business management services fee was $565,000 and $692,000, which was equivalent to an annualized rate of 0.154% and 0.152% of average daily net assets for the Maryland and Virginia Funds, respectively. During the year ended July 31, 2011, WMC paid the Maryland and Virginia Funds' investment adviser $1,719,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent of WMC), earned $21,000 and $27,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services -- Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Distributors®, Inc. (AFD), the principal underwriter of the Funds' shares, and American Funds Service Company® (AFS), the Funds' transfer agent. The Funds have an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund's monthly income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2011, the investment advisory services fee was $721,000 and $885,000, which was equivalent to an annualized rate of 0.197% and 0.195% of average daily net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services -- The Funds have plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.25% for Class A and 1.00% for Classes B and C. For Class F-1, the plan limit is 0.50% of which 0.25% is currently the approved limit. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2011, unreimbursed expenses subject to reimbursement totaled $138,000 for the Maryland Fund and $211,000 for the Virginia Fund.

Transfer agent services -- The Funds have a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described on the following page.

Administrative services -- The Funds have an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2011, were as follows (dollars in thousands):

Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 727	$81	Not applicable	Not applicable
Class B	51	1	Not applicable	Not applicable
Class C	396	Included in administrative services	$29	$2
Class F-1	46		25	1
Class F-2	Not applicable		10	--*
Total	$1,220	$82	$64	$3

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$ 916	$97	Not applicable	Not applicable
Class B	52	1	Not applicable	Not applicable
Class C	388	Included in administrative services	$28	$2
Class F-1	73		39	1
Class F-2	Not applicable		16	--*
Total	$1,429	$98	$83	$3

* Amount less than one thousand.

Trustees' deferred compensation -- Independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees' compensation of $33,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $28,000 in current fees for each Fund (either paid in cash or deferred) and a net increase of $5,000 for each Fund in the value of the deferred amounts.

Affiliated officers and trustees -- All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

7. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2011
Class A	$30,116	1,940	$ 8,539	552	$ (76,629)	(4,998)	$(37,974)	(2,506)
Class B	80	5	118	8	(3,593)	(233)	(3,395)	(220)
Class C	4,897	313	872	56	(9,995)	(650)	(4,226)	(281)
Class F-1	2,830	182	539	35	(7,647)	(496)	(4,278)	(279)
Class F-2	2,194	141	388	25	(3,011)	(195)	(429)	(29)
Total net increase (decrease)	$40,117	2,581	$10,456	676	$(100,875)	(6,572)	$(50,302)	(3,315)

Year ended July 31, 2010
Class A	$51,095	3,311	$ 8,187	529	$ (41,912)	(2,715)	$ 17,370	1,125
Class B	146	9	187	12	(4,527)	(293)	(4,194)	(272)
Class C	12,497	811	813	53	(5,765)	(374)	7,545	490
Class F-1	5,030	327	612	40	(6,496)	(420)	(854)	(53)
Class F-2	5,769	373	347	22	(1,421)	(92)	4,695	303
Total net increase (decrease)	$74,537	4,831	$10,146	656	$ (60,121)	(3,894)	$ 24,562	1,593

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2011
Class A	$55,075	3,334	$11,049	676	$(107,909)	(6,661)	$(41,785)	(2,651)
Class B	413	25	120	7	(3,993)	(244)	(3,460)	(212)
Class C	9,045	550	928	57	(10,046)	(618)	(73)	(11)
Class F-1	5,867	359	814	50	(10,453)	(647)	(3,772)	(238)
Class F-2	5,677	345	476	29	(3,049)	(189)	3,104	185
Total net increase (decrease)	$76,077	4,613	$13,387	819	$(135,450)	(8,359)	$(45,986)	(2,927)

Year ended July 31, 2010
Class A	$71,546	4,374	$10,874	663	$ (54,718)	(3,345)	$ 27,702	1,692
Class B	242	15	181	11	(2,740)	(168)	(2,317)	(142)
Class C	11,484	703	842	52	(5,831)	(357)	6,495	398
Class F-1	8,046	493	866	53	(7,308)	(446)	1,604	100
Class F-2	4,123	252	394	24	(2,161)	(132)	2,356	144
Total net increase (decrease)	$95,441	5,837	$13,157	803	$ (72,758)	(4,448)	$ 35,840	2,192

* Includes exchanges between share classes of the Fund.

8. Investment transactions

The Maryland Fund and The Virginia Fund made purchases of investment securities of $32,602,000 and $43,015,000 and sales of investment securities of $80,511,000 and $75,159,000, respectively, during the year ended July 31, 2011. Short-term securities and U.S. government obligations, if any, were excluded.

The Tax-Exempt Fund of Maryland

Financial highlights

		Income (loss) from investment operations (F1)
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return (F2), (F3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (F3)	Ratio of net income to average net assets (F3)
Class A:
Year ended 7/31/2011	$15.74	$.55	$(.16)	$ .39	$(.55)	$15.58	2.54%	$271.67%		.67%	3.55%
Year ended 7/31/2010	14.95	.55	.79	1.34	(.55)	15.74	9.07	313.67		.67	3.56
Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	14.95	2.62	281.70		.68	4.00
Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	15.16	.09	267.69		.65	3.97
Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	15.76	3.26	233.70		.66	3.91
Class B:
Year ended 7/31/2011	15.74	.43	(.16)	.27	(.43)	15.58	1.79	4	1.42	1.42	2.80
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.27	7	1.42	1.42	2.82
Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	14.95	1.87	10	1.45	1.43	3.26
Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	15.76	2.50	16	1.45	1.42	3.17
Class C:
Year ended 7/31/2011	15.74	.42	(.16)	.26	(.42)	15.58	1.74	37	1.47	1.47	2.75
Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.23	42	1.47	1.47	2.76
Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	14.95	1.83	32	1.49	1.47	3.20
Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	15.76	2.44	28	1.51	1.47	3.10
Class F-1:
Year ended 7/31/2011	15.74	.53	(.16)	.37	(.53)	15.58	2.43	16.77		.77	3.44
Year ended 7/31/2010	14.95	.53	.79	1.32	(.53)	15.74	8.97	21.76		.76	3.47
Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	14.95	2.52	21.80		.78	3.89
Year ended 7/31/2008	15.76	.60	(.60)	-- (F4)	(.60)	15.16	.02	20.76		.72	3.89
Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	15.76	3.17	14.78		.74	3.82
Class F-2:
Year ended 7/31/2011	15.74	.58	(.16)	.42	(.58)	15.58	2.74	12.47		.47	3.74
Year ended 7/31/2010	14.95	.58	.79	1.37	(.58)	15.74	9.27	13.48		.48	3.74
Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	14.95	2.80	8.49		.49	4.03

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	9%	7%	14%	5%	9%

(F1) Based on average shares outstanding.
(F2) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(F3) This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
(F4) Amount less than $.01.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights

		Income from investment operations(F1)
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return (F2), (F3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers (F3)	Ratio of net income to average net assets (F3)
Class A:
Year ended 7/31/2011	$16.65	$.58	$(.18)	$ .40	$(.58)	$16.47	2.47%	$343.65%		.65%	3.53%
Year ended 7/31/2010	15.90	.58	.75	1.33	(.58)	16.65	8.52	391.66		.66	3.59
Year ended 7/31/2009	15.90	.59	--(F4)	.59	(.59)	15.90	3.88	347.68		.66	3.81
Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	15.90	1.36	296.68		.64	3.84
Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	16.30	3.51	264.69		.65	3.77
Class B:
Year ended 7/31/2011	16.65	.46	(.18)	.28	(.46)	16.47	1.71	4	1.41	1.41	2.77
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.72	7	1.41	1.41	2.84
Year ended 7/31/2009	15.90	.48	--(F4)	.48	(.48)	15.90	3.12	9	1.43	1.41	3.08
Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	15.90	.62	10	1.43	1.40	3.10
Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	16.30	2.75	12	1.45	1.41	3.02
Class C:
Year ended 7/31/2011	16.65	.45	(.18)	.27	(.45)	16.47	1.66	38	1.45	1.45	2.74
Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.67	39	1.46	1.46	2.78
Year ended 7/31/2009	15.90	.47	--(F4)	.47	(.47)	15.90	3.07	31	1.47	1.46	3.00
Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	15.90	.57	22	1.48	1.44	3.03
Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	16.30	2.69	17	1.50	1.46	2.96
Class F-1:
Year ended 7/31/2011	16.65	.56	(.18)	.38	(.56)	16.47	2.36	28.76		.76	3.42
Year ended 7/31/2010	15.90	.57	.75	1.32	(.57)	16.65	8.42	32.75		.75	3.50
Year ended 7/31/2009	15.90	.58	--(F4)	.58	(.58)	15.90	3.80	29.76		.74	3.72
Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	15.90	1.29	27.75		.71	3.75
Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	16.30	3.43	17.77		.73	3.69
Class F-2:
Year ended 7/31/2011	16.65	.60	(.18)	.42	(.60)	16.47	2.64	17.49		.49	3.69
Year ended 7/31/2010	15.90	.61	.75	1.36	(.61)	16.65	8.69	14.50		.50	3.74
Year ended 7/31/2009	15.90	.62	--(F4)	.62	(.62)	15.90	4.05	11.51		.51	3.86

	Year ended July 31
	2011	2010	2009	2008	2007
Portfolio turnover rate for all share classes	10%	12%	10%	8%	11%

(F1) Based on average shares outstanding.
(F2) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(F3) This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the years shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
(F4) Amount less than $.01.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 15, 2011

THE AMERICAN FUNDS TAX-EXEMPT SERIES I
PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)	Certificate of Trust and Agreement and Declaration of Trust. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(b)	By-Laws. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(c)	Instruments Defining Rights of Security Holders - None.

(d)	Form of Investment Advisory Agreement dated October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(e)(1)	Form of Principal Underwriting Agreement dated October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(e)(2)	Form of Selling Group Agreement effective October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))
(i) Form of Amendment to Selling Group Agreement effective December 1, 2010. Filed herewith.
(ii) Form of Amendment to Selling Group Agreement effective February 1, 2011. Filed herewith.

(e)(3)	Form of Bank/Trust Company Selling Group Agreement effective October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))
(i) Form of Amendment to Bank/Trust Company Selling Group Agreement effective December 1, 2010. Filed herewith.
(ii) Form of Amendment to Bank/Trust Company Selling Group Agreement effective February 1, 2011. Filed herewith.

(e)(4)	Form of Class F Share Participation Agreement effective October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))
(i) Form of Amendment to Class F Share Participation Agreement effective December 1, 2010. Filed herewith.
(ii) Form of Amendment to Class F Share Participation Agreement effective February 1, 2011. Filed herewith.

(e)(5)
Form of Bank/Trust Company Participation Agreement for Class F Shares effective October 1, 2010.  Previously filed.  (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(i) Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective December 1, 2010. Filed herewith.
(ii) Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective February 1, 2011. Filed herewith.

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective March 31, 2011. Filed herewith.

(g)	Form of Global Custody Agreement dated December 21, 2006. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(h)(1)	Form of Administrative Services Agreement dated October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(h)(2)	Form of Shareholder Services Agreement dated October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(h)(3)	Form of Business Management Agreement dated October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(h)(4)	Form of Indemnification Agreement dated October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(h)(5)	Agreement and Plan of Reorganization. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(i)	Legal Opinion. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(j)	Consent of Independent Registered Public Accounting Firm. Filed herewith.

(k)	Not applicable

(l)	Initial Capital Agreements - None.

(m)(1)	Form of Plan of Distribution for The Tax-Exempt Fund of Maryland Class A Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(m)(2)	Form of Plan of Distribution for The Tax-Exempt Fund of Maryland Class B Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(m)(3)	Form of Plan of Distribution for The Tax-Exempt Fund of Maryland Class C Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(m)(4)	Form of Plan of Distribution for The Tax-Exempt Fund of Maryland Class F-1 Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(m)(5)	Form of Plan of Distribution for The Tax-Exempt Fund of Virginia Class A Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(m)(6)	Form of Plan of Distribution for The Tax-Exempt Fund of Virginia Class B Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(m)(7)	Form of Plan of Distribution for The Tax-Exempt Fund of Virginia Class C Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(m)(8)	Form of Plan of Distribution for The Tax-Exempt Fund of Virginia Class F-1 Shares. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(n)	Form of Multiple Class Plan dated October 1, 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

(p)(1)	Code of Ethics for The Capital Group Companies dated June 2011. Filed herewith.

(p)(2)	Code of Ethics for Washington Management Corporation dated January 1, 2011. Filed herewith.

(p)(3)	Code of Ethics for the Registrant dated October 2010. Previously filed. (See P/E Amendment No. 35 filed September 30, 2010 (Accession No. 0000792953-10-000030.))

Item 29.                        Persons Controlled by or Under Common Control with the Fund

There are no persons controlled by or under common control with the Fund.

Item 30.  Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant's Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.  Business and Other Connections of the Investment Adviser

None.

Item 32.  Principal Underwriter

(a)
American  Funds  Distributors,  Inc.  is  the  Principal Underwriter  of  shares  of:  AMCAP  Fund, American Balanced Fund, American Funds  Fundamental  Investors,  American  Funds  Global  Balanced Fund, The American  Funds  Income  Series, American Funds Money Market Fund, American Funds  Mortgage  Fund,  American  Funds  Short-Term  Tax-Exempt  Bond Fund, American  Funds  Target  Date  Retirement Series, American Funds Tax-Exempt Fund  of  New  York,  The  American Funds Tax-Exempt Series I, The American Funds  Tax-Exempt  Series  II,  American  High-Income  Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital  Income  Builder,  Capital  Private  Client Services Funds, Capital World  Bond  Fund,  Capital  World  Growth  and Income Fund, Inc., Emerging Markets  Growth  Fund,  Inc.,  EuroPacific  Growth Fund, The Growth Fund of America,  Inc.,  The  Income  Fund  of  America,  Intermediate Bond Fund of America,  International  Growth  and Income Fund, The Investment Company of America,  Limited  Term  Tax-Exempt  Bond  Fund of America, The New Economy Fund,  New  Perspective  Fund,  Inc., New World Fund, Inc., Short-Term Bond Fund  of  America,  SMALLCAP  World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund.

(b)	The directors and officers of American Funds Distributors, Inc. are set forth below.

	(1) NAME AND PRINCIPAL BUSINESS ADDRESS	(2) POSITIONS AND OFFICES WITH UNDERWRITER	(3) POSITIONS AND OFFICES WITH REGISTRANT
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Director, Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President & Director of Retirement Plan Business	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Gerard M. Bockstie, Jr.	Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
LAO	Damian F. Carroll	Director, Senior Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Intermediary Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Vice President	None
SNO	Kathleen D. Cox	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Kevin F. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Vice President	None
NYO	Dorothy Klock	Senior Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Senior Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	Brendan T. Mahoney	Director, Senior Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Senior Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Keith A. Piken	Vice President	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President and National Sales Manager	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)             Not applicable.

Item 33.                        Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a)(1) and 31(a)(2) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained, in whole or in part, at the offices of:

NAME	ADDRESS
Washington Management Corporation (business manager)	1101 Vermont Avenue, N.W., Washington, DC 20005
Capital Research and Management Company (investment adviser)	333 South Hope Street, Los Angeles, CA 90071
Capital Research and Management Company (fund accounting dept.)	5300 Robin Hood Road, Norfolk, VA 23513
American Funds Service Company (transfer agent)
6455 Irvine Center Drive, Irvine, CA 92618
12811 North Meridian Street, Carmel, IN 46032
10001 North 92nd Street, Suite 100, Scottsdale, AZ 85258
3500 Wiseman Boulevard, San Antonio, TX 78251
5300 Robin Hood Road, Norfolk, VA  23513

JPMorgan Chase Bank, N.A. (custodian)	270 Park Avenue, New York, NY 10017-2070

Item 34.  Management Services

None

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, The American Funds Tax-Exempt Series I, has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington and District of Columbia on the 29th day of September, 2011.

The American Funds Tax-Exempt Series I

By:	/s/Jeffrey L. Steele Jeffrey L. Steele President

Counsel certifies that this Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act.
By:	/s/Stephanie L. Pfromer Stephanie L. Pfromer, Esq.

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on September 29, 2011.

Nariman Farvardin* Nariman Farvardin	James C. Miller III* James C. Miller III
Trustee	Trustee

Barbara Hackman Franklin* Barbara Hackman Franklin	William J. Shaw* William J. Shaw
Trustee	Trustee

R. Clark Hooper* R. Clark Hooper	J. Knox Singleton* J. Knox Singleton
Trustee	Trustee and Chairman of the Board

James H. Lemon, Jr.* James H. Lemon, Jr.	/s/Jeffrey L. Steele Jeffrey L. Steele
Trustee and Vice Chairman of the Board	President and Trustee

By /s/Michael W. Stockton Michael W. Stockton	By /s/Jeffrey L. Steele Jeffrey L. Steele
Senior Vice President, Treasurer, Chief Financial Officer and Assistant Secretary	President

*By /s/Michael W. Stockton Michael W. Stockton
Attorney-in-fact

POWER OF ATTORNEY

The undersigned trustees of The American Funds Tax-Exempt Series I (the “Trust”), a Delaware Statutory Trust, do each hereby revoke all previous powers of attorney that have been signed and otherwise act in his or her name and behalf in matters involving the Trust and do hereby constitute and appoint Michael W. Stockton, Jennifer L. Butler and Stephanie L. Pfromer, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933, as amended, or under the Investment Company Act of 1940, as amended, File No. 811-4653, said amendments to be filed with the Securities and Exchange Commission, and to any and all documents required by any State in the United States of America in which this Trust offers its shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 20th day of September, 2011.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

/s/Nariman Farvardin	/s/James C. Miller III
/s/Barbara H. Franklin	/s/William J. Shaw
/s/R. Clark Hooper	/s/J. Knox Singleton
/s/James H. Lemon, Jr.	/s/Jeffrey L. Steele

EXHIBIT INDEX

EXHIBIT NO.                                        EXHIBIT DESCRIPTION

(e)(2)(i)	Form of Amendment to Selling Group Agreement effective December 1, 2010
(e)(2)(ii)	Form of Amendment to Selling Group Agreement effective February 1, 2011
(e)(3)(i)	Form of Amendment to Bank/Trust Company Selling Group Agreement effective December 1, 2010
(e)(3)(ii)	Form of Amendment to Bank/Trust Company Selling Group Agreement effective February 1, 2011
(e)(4)(i)	Form of Amendment to Class F Share Participation Agreement effective December 1, 2010
(e)(4)(ii)	Form of Amendment to Class F Share Participation Agreement effective February 1, 2011
(e)(5)(i)	Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective December 1, 2010
(e)(5)(ii)	Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective February 1, 2011
(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective March 31, 2011
(j)	Consent of Independent Registered Public Accounting Firm
(p)(1)	Code of Ethics for The Capital Group Companies dated June 2011
(p)(2)	Code of Ethics for Washington Management Corporation dated January 1, 2011